Organization - Financial information for the VIE (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2023 USD ($)
Consolidated balance sheet
Total Assets	¥ 348,078,120		¥ 237,119,953		$ 49,025,778
Total liabilities	160,836,513		119,349,042		22,653,349
Consolidated statement of income (loss)
Revenues	247,639,205	$ 34,879,253	130,557,589	¥ 93,949,939
Net income	60,026,544	8,454,562	31,538,062	7,768,670
Consolidated statement of cashflows
Net cash generated from operating activities	94,162,531	13,262,515	48,507,860	28,783,011
Net cash used in investing activities	(55,431,278)	(7,807,332)	(22,361,670)	(35,562,365)
Net cash generated from/(used in) financing activities	(8,960,626)	(1,262,078)	10,079	(1,875,154)
Net increase/(decrease) in cash, cash equivalents and restricted cash	29,479,488	4,152,099	26,256,446	(8,799,665)
Related Party [Member]
Consolidated statement of income (loss)
Revenues	4,272	602	10,765	0
Consolidated VIEs | Consolidated revenues
Consolidated statement of income (loss)
Revenues	¥ 113,113,671	$ 15,931,727	¥ 73,431,914	¥ 55,740,613
Consolidated VIEs | Consolidated revenues | VIE concentration risk
Financial information for the VIE
Concentration (as a percent)	45.70%	45.70%	56.20%	59.30%
Consolidated VIEs | Consolidated total assets
Consolidated balance sheet
Total Assets	¥ 143,954,687		¥ 125,627,773		20,275,594
Consolidated VIEs | Consolidated total assets | VIE concentration risk
Financial information for the VIE
Concentration (as a percent)	41.40%	41.40%	53.00%
Consolidated VIEs | Consolidated total liabilities
Consolidated balance sheet
Total liabilities	¥ 94,436,897		¥ 91,994,074		13,301,160
Consolidated VIEs | Consolidated total liabilities | VIE concentration risk
Financial information for the VIE
Concentration (as a percent)	58.70%	58.70%	77.10%
Reportable legal entity | Consolidated VIEs
Consolidated balance sheet
Total Assets	¥ 213,209,549		¥ 160,437,905		30,029,937
Total liabilities	143,750,305		114,446,107		$ 20,246,808
Consolidated statement of income (loss)
Revenues	131,868,973	$ 18,573,356	103,631,702	¥ 77,877,339
Net income	23,398,906	3,295,667	33,595,051	15,169,180
Consolidated statement of cashflows
Net cash generated from operating activities	49,705,625	7,000,891	25,650,939	34,365,025
Net cash used in investing activities	(43,637,362)	(6,146,194)	(43,513,150)	(26,828,581)
Net cash generated from/(used in) financing activities	3,390,438	477,533	16,710,269	(1,445,969)
Net increase/(decrease) in cash, cash equivalents and restricted cash	¥ 9,458,701	$ 1,332,230	¥ (1,151,942)	¥ 6,090,475